Other Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Other Assets [Abstract]
Pension plans in a net asset position	$ 320	$ 446
Non-current portion of inventories	307	350
Other	71	61
Other assets	$ 698	$ 857